RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts	$ 401	$ 210
Rayonier Limited Partnership
Allowance for doubtful accounts	$ 401	$ 210
Redeemable operating partnership units, outstanding (in shares)	1,986,319	2,443,898